6. Fair Value Measurements (Details March 2016) - Fair Value, Inputs, Level 3 [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Beginning Balance	$ 3,544,222	$ 0
Issuances of compound derivative instrument	3,346,423	(1,419,105)
Change in fair value of compund derivative instrument	(136,014)	(2,125,117)
Ending Balance	$ 6,754,631	$ 3,544,222